Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other receivables [abstract]
Schedule of accounts receivable

As at December 31	2019	2018
Trade accounts receivable	$10,136	$9,678
Other accounts receivable	80	1,087

	$10,216	$10,765